Distribution Date: Oct 25, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Ambac Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Oct-07
Determination Date 17-Oct-07 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Sep-07 Class A-1, G 9/25/2007 10/24/2007
Record Date - non Physical Certificates 24-Oct-07 Class A-R, P, X-1, X-2 9/1/2007 9/30/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.30125% $175,000,000.00 $145,300,788.27 $2,518,975.32 $641,896.50 $3,160,871.82 N/A N/A $142,781,812.95
A-R 9.82192% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 9.82192% $100.00 $100.00 $0.00 $0.82 $0.82 N/A N/A $100.00
X-1 N/A $175,000,000.00 $145,300,688.27 $0.00 $3.84 $3.84 $0.00 $0.00 $142,781,712.95
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.30125% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $145,300,888.27 $2,518,975.32 $641,901.16 $3,160,876.48 $0.00 $0.00 $142,781,912.95
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $830.29021869 $14.39414469 $3.66798000 $18.06212469 $0.00000000 $815.89607400 LIBOR 5.13125%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $8.20000000 $8.20000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $830.28964726 $0.00000000 $0.00002194 $0.00002194 $0.00000000 $815.89550257
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.30125% $641,896.50 $0.00 $0.00 $0.00 $0.00 NA $641,896.50 $0.00
A-R 9.82192% $0.00 $0.00 $0.00 $0.00 $0.00 NA $0.82 $0.00
G 5.30125% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Oct-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $0.00 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $3.84
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $0.00 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $142,781,812.95 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement $0.00 Servicer remittance $2,437,995.94
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $0.00
Ending Balance $0.00 Funds from Prefund Account $0.00
Funds from AMBAC Insurance Proceeds $745,095.61
Miscellaneous:
Net Funds from Basis Risk account $3.84
Cumulative Recoveries $0.00 $3,183,095.39
Current Advances $0.00 Distributions (B):
Outstanding Advances $0.00 Indenture Trustee fee $1,029.21
Insurance Policy Proceeds $745,095.61 Credit Risk Fee $1,816.26
Additional Balance Advance Amount $0.00 Ambac Insurance Premium $19,373.44
Rapid Amortization Event NO Total interest distributed $641,901.16
Total principal distributed $2,518,975.32
Rate Info:
Net Deposits to Basis Risk account $0.00
Net Mortgage Rate 9.8454% $3,183,095.39
Net Funds Cap Classes P, A-R 9.8219%
Net Funds Cap Classes A-1, G 7.9463% (A) - (B): $0.00
Net Excess Spread 4.5442%
ACCOUNT ACTIVITY

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Oct-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $9,813,419.51 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $142,781,812.95 Senior Enhancement Percentage for purposes of Stepdown 0.000%
C) Current Delinquency Rate (A/B) 6.873%
D) Rolling Three Month Delinquency Rate 5.742% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $3,687,752.82
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Realized Loss % ( I / J) 2.107%
I) Applicable Cumulative Realized Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). YES Target Overcollateralization Amount $7,227,508.26
2) Cumulative Realized Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
YES
Overcollateralization release amount $0.00
Losses:
Excess interest distributions:
Relevant information: Excess available interest (A): $300,902.60
A) Cumulative Realized Losses 3,687,752.82
B) Cumulative Net Nonrecoverable advances 6,774.61 1) as additional principal to certificates $300,902.60
C) Original Collateral Balance 175,000,200.00 2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $0.00
Cumulative Effective Loss Percentage (A+B)/C 2.11% (B): $300,902.60
(A)-(B): $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
145,300,788.27
3,020,812.06
-1,547,834.95
1,045,998.21
142,781,812.95
0.00
282,598.23
2,738,107.16
106.67
0.00
3,020,812.06
1,026,989.18
60,553.35
0.00
0.00
0.00
1,417.00
0.00
965,018.83
0.00
0.00
3,985,830.89
2,323
2,269
0.8158991474
10.36892%
9.84542%
17.39807%
1,046,104.88
0.00
0.00
0.00
0.00
0
0
106.67
0.00
60,553.35
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance
%
-100K to -1.99K
103 -16,151.19 -0.01%
0K to 99.99K
1,752 73,308,801.09 51.34%
100K to 199.99K
334 46,887,877.53 32.84%
200K to 299.99K
52 11,446,677.31 8.02%
300K to 399.99K
17 5,933,152.45 4.16%
400K to 499.99K
10 4,671,455.76 3.27%
500K to 599.99K
1 550,000.00 0.39%
Total
2,269
142,781,812.95
100.00%
Remaining Principal Balance
Balance
-10.00M
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.49%
3 0.00 0.00%
1.50% - 1.99%
1 47,282.92 0.03%
6.00% - 6.49%
2 81,971.70 0.06%
7.00% - 7.49%
1 49,257.79 0.03%
7.50% - 7.99%
39 3,354,690.89 2.35%
8.00% - 8.49%
341 21,105,128.37 14.78%
8.50% - 8.99%
248 11,525,786.74 8.07%
9.00% - 9.49%
190 11,244,036.70 7.87%
9.50% - 9.99%
182 10,755,440.47 7.53%
10.00% - 10.49%
169 14,047,698.76 9.84%
10.50% - 10.99%
196 14,334,530.22 10.04%
11.00% - 11.49%
187 13,237,212.68 9.27%
11.50% - 11.99%
191 11,304,817.00 7.92%
12.00% - 12.49%
161 10,397,513.76 7.28%
12.50% - 12.99%
107 6,574,743.52 4.60%
13.00% - 13.49%
125 7,658,744.49 5.36%
13.50% - 13.99%
90 5,605,233.64 3.93%
14.00% - 14.49%
24 1,065,216.85 0.75%
14.50% - 14.99%
8 298,663.35 0.21%
15.00% - 15.49%
2 93,843.10 0.07%
16.00% - 16.49%
1 0.00 0.00%
17.50% - 17.99%
1 0.00 0.00%
Total
2,269
142,781,812.95
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.45%
Count
Balance ($)
%
0.00% - 0.99%
654 39,256,465.33 27.49%
1.00% - 1.99%
355 21,099,201.14 14.78%
2.00% - 2.99%
307 25,419,053.89 17.80%
3.00% - 3.99%
344 20,431,097.87 14.31%
4.00% - 4.99%
294 18,687,104.82 13.09%
5.00% - 5.99%
224 13,770,033.65 9.64%
6.00% - 6.99%
33 1,662,824.31 1.16%
7.00% - 7.99%
3 122,786.02 0.09%
8.00% - 8.99%
1 0.00 0.00%
9.00% - 9.99%
1 0.00 0.00%
-1.00% - -0.01%
51 2,284,000.62 1.60%
-2.00% - -1.01%
1 49,257.79 0.03%
Total
2,268
142,781,825.44
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.36%

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
913 53,790,018.13 37.72%
1.00% - 1.99%
329 20,008,232.93 14.03%
2.00% - 2.99%
270 22,865,861.64 16.03%
3.00% - 3.99%
300 17,751,595.01 12.45%
4.00% - 4.99%
241 15,694,317.74 11.01%
5.00% - 5.99%
180 10,889,145.47 7.64%
6.00% - 6.99%
25 1,378,561.06 0.97%
7.00% - 7.99%
3 101,843.06 0.07%
8.00% - 8.99%
5 126,929.58 0.09%
13.00% - 13.99%
0 0.00 0.00%
Total
2,266
142,606,504.62
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.04%
Count
Balance ($)
%
15.00% - 15.99%
1 75,909.65 0.05%
16.00% - 16.99%
53 5,988,535.01 4.19%
18.00% - 18.99%
2,206 136,589,874.58 95.66%
23.00% - 23.99%
0 0.00 0.00%
24.00% - 24.99%
9 127,493.71 0.09%
Total
2,269
142,781,812.95
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.92%
Count
Balance ($)
%
1
2,237 141,824,112.22 99.33%
3
29 810,790.51 0.57%
12
3 146,910.22 0.10%
Total
2,269
142,781,812.95
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,246 141,771,961.51 99.29%
3
18 684,085.65 0.48%
12
5 325,765.79 0.23%
Total
2,269
142,781,812.95
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
Prime Rate
2,269 142,781,812.95 100.00%
Total
2,269
142,781,812.95
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
222 10,129,094.69 7.09%
Multifamily
76 6,797,998.16 4.76%
Planned Unit Developmen
412 29,026,652.04 20.33%
Single Family
1,533 95,406,810.28 66.82%
Townhouse
26 1,421,257.78 1.00%
Total
2,269
142,781,812.95
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,793.85 0.03%
2004
32 929,936.41 0.65%
2005
521 22,324,671.26 15.64%
2006
1,602 109,836,790.89 76.93%
2007
109 9,645,620.54 6.76%
Total
2,269
142,781,812.95
100.00%
Year of First Payment Date
Year

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
127 6,354,799.28 4.45%
5.00%- 9.99%
280 9,208,798.60 6.45%
10.00%-14.99%
639 24,980,882.56 17.50%
15.00%-19.99%
528 28,494,833.58 19.96%
20.00%-24.99%
431 27,210,356.48 19.06%
25.00%-29.99%
242 18,078,486.96 12.66%
30.00%-34.99%
158 12,525,883.22 8.77%
35.00%-39.99%
97 7,695,872.14 5.39%
40.00%-44.99%
38 2,124,917.27 1.49%
45.00%-49.99%
22 2,111,505.97 1.48%
50.00%-54.99%
12 1,703,024.33 1.19%
55.00%-59.99%
11 621,647.01 0.44%
60.00%-64.99%
3 291,755.05 0.20%
65.00%-69.99%
1 0.00 0.00%
70.00%-74.99%
1 133,850.00 0.09%
75.00%-79.99%
1 0.00 0.00%
80.00%-84.99%
5 410,957.63 0.29%
85.00%-89.99%
2 191,564.75 0.13%
90.00%-94.99%
6 310,044.85 0.22%
95.00%-99.99%
2 156,747.85 0.11%
100.0%-105.0%
2 175,885.42 0.12%
Total
2,608
142,781,812.95
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 22
Count
Balance ($)
%
25 - 48
4 224,805.87 0.16%
73 - 96
140 7,408,771.84 5.42%
97 - 120
873 64,141,717.47 46.94%
121 - 144
31 910,537.71 0.67%
145 - 168
886 52,949,594.58 38.75%
169 - 192
70 3,842,728.44 2.81%
193 - 216
178 6,605,446.10 4.83%
217 - 240
4 559,509.02 0.41%
Total
2,186
136,643,111.03
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 135

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
73 - 96
2 73,717.16 0.05%
97 - 120
1 79,903.13 0.06%
121 - 144
3 34,260.54 0.02%
145 - 168
394 26,209,553.16 18.36%
169 - 192
57 5,142,847.87 3.60%
193 - 216
49 3,030,016.38 2.12%
217 - 240
279 21,291,320.23 14.91%
241 - 264
31 910,537.71 0.64%
265 - 288
1,157 71,235,204.16 49.89%
289 - 312
112 7,848,440.66 5.50%
313 - 336
178 6,605,446.10 4.63%
337 - 360
3 320,565.85 0.22%
Total
2,266
142,781,812.95
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 249
Count
Balance ($)
%
0 - 24
76 5,710,293.50 4.01%
49 - 72
4 224,805.87 0.16%
97 - 120
1,014 71,550,489.31 50.26%
169 - 192
989 57,702,860.73 40.53%
217 - 240
182 7,164,955.12 5.03%
Total
2,265
142,353,404.53
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 145
Count
Balance ($)
%
97 - 120
3 153,620.29 0.11%
169 - 192
454 31,386,661.57 21.98%
217 - 240
328 24,321,336.61 17.03%
289 - 312
1,303 79,994,182.53 56.03%
337 - 360
181 6,926,011.95 4.85%
Total
2,269
142,781,812.95
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 266

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
ALABAMA
4 245,868.05 0.17%
ARIZONA
162 10,507,154.79 7.36%
CALIFORNIA
646 46,738,747.59 32.73%
COLORADO
89 4,467,741.44 3.13%
CONNECTICUT
16 843,403.66 0.59%
DELAWARE
2 115,597.55 0.08%
DISTRICT OF COLUMBIA 2 98,754.41 0.07%
FLORIDA
327 18,870,532.70 13.22%
GEORGIA
61 2,644,267.66 1.85%
HAWAII
7 569,534.72 0.40%
IDAHO
4 176,981.42 0.12%
ILLINOIS
71 2,943,460.87 2.06%
INDIANA
20 639,782.36 0.45%
IOWA
3 103,808.95 0.07%
KANSAS
1 0.00 0.00%
KENTUCKY
4 76,042.51 0.05%
LOUISIANA
0
MAINE
5 257,496.58 0.18%
MARYLAND
39 1,908,958.12 1.34%
MASSACHUSETTS
22 1,466,296.26 1.03%
MICHIGAN
81 2,930,799.64 2.05%
MINNESOTA
23 1,037,179.47 0.73%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
24 1,095,089.09 0.77%
MONTANA
1 320,000.00 0.22%
NEBRASKA
3 123,497.70 0.09%
NEVADA
142 9,619,465.46 6.74%
NEW HAMPSHIRE
7 261,235.85 0.18%
NEW JERSEY
136 9,639,440.41 6.75%
NEW MEXICO
5 405,139.73 0.28%
NEW YORK
120 12,577,960.11 8.81%
NORTH CAROLINA
14 253,378.33 0.18%
OHIO
3 168,669.60 0.12%
OKLAHOMA
2 83,999.94 0.06%
OREGON
43 2,198,663.38 1.54%
PENNSYLVANIA
30 1,875,610.28 1.31%
RHODE ISLAND
1 62,780.18 0.04%
SOUTH CAROLINA
9 213,379.92 0.15%
TENNESSEE
0
UTAH
32 1,553,542.66 1.09%
VERMONT
1 19,541.49 0.01%
VIRGINIA
45 2,244,167.39 1.57%
WASHINGTON
42 2,607,112.52 1.83%
WEST VIRGINIA
1 77,100.00 0.05%
WISCONSIN
17 662,920.03 0.46%
WYOMING
1 76,710.13 0.05%
Total
2,269
142,781,812.95
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEW JERSEY
NEVADA
COLORADO
ILLINOIS
MICHIGAN
GEORGIA
WASHINGTON
VIRGINIA
OREGON
MARYLAND
PENNSYLVANIA
UTAH
MASSACHUSETTS
MISSOURI
MINNESOTA
CONNECTICUT
WISCONSIN
INDIANA
HAWAII
NEW MEXICO
MONTANA
NEW HAMPSHIRE
MAINE
NORTH CAROLINA
ALABAMA
SOUTH CAROLINA
IDAHO
OHIO
NEBRASKA
DELAWARE
IOWA
DISTRICT OF
COLUMBIA
OKLAHOMA
WEST VIRGINIA
WYOMING
KENTUCKY
RHODE ISLAND
VERMONT
MISSISSIPPI
KANSAS
LOUISIANA
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
2,096
128,478,218.50
89.98%
0.00
58
4,490,174.94
3.14%
0.00
39
3,012,186.61
2.11%
0.00
26
2,144,844.15
1.50%
0.00
40
3,881,725.00
2.72%
0.00
2,259
142,007,149.20
99.46%
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
2
77,466.29
0.05%
0.00
0
0.00
0.00%
0.00
1
150,000.00
0.11%
0.00
1
49,128.94
0.03%
0.00
3
254,063.77
0.18%
0.00
7
530,659.00
0.37%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
244,004.75
0.17%
0.00
3
244,004.75
0.17%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
2,098
128,555,684.79
90.04%
0.00
58
4,490,174.94
3.14%
0.00
40
3,162,186.61
2.21%
0.00
27
2,193,973.09
1.54%
0.00
46
4,379,793.52
3.07%
0.00
2,269
142,781,812.95
100.00%
0.00
Current 30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 90.0%
30 - 59 days 3.1%
60 - 89 days 2.2%
90 - 120 days 1.5%
120 + days 3.1%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
58 4,490,174.94 31.56% 39 3,012,186.61 21.17% 26 2,144,844.15 15.08% 40 3,881,725.00 27.29%
163
13,528,930.70
95.10%
Bankruptcy
0 0.00 0.00% 1 150,000.00 1.05% 1 49,128.94 0.35% 3 254,063.77 1.79%
5
453,192.71
3.19%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 3 244,004.75 1.72%
3
244,004.75
1.72%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
58
4,490,174.94
31.56%
40
3,162,186.61
22.23%
27
2,193,973.09
15.42%
46
4,379,793.52
30.79%
171
14,226,128.16
100.00%
31.56
22.23
15.42
30.79
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
Group 2
0
5
10
15
20
25
30
35
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
95.10
3.19
1.72
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
May 2007
June 2007
July 2007
August 2007
September 2007
October 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
29 2,365,850.38 43 3,742,100.55 47 3,935,449.42 53 3,844,539.73 46 3,783,479.04 58 4,490,174.94
60 - 89 days
12 1,100,388.86 14 1,321,285.88 26 2,378,832.90 29 2,509,187.88 32 2,446,915.28 40 3,162,186.61
90 - 120 days
13 1,053,557.24 11 1,041,888.86 14 1,289,270.62 22 2,103,140.38 23 2,006,180.39 27 2,193,973.09
120 + days
14 944,734.61 19 1,484,102.27 21 1,783,461.36 25 2,234,730.16 36 3,471,272.75 46 4,379,793.52
Bankruptcy
4 355,314.86 3 235,720.77 5 443,276.19 7 525,703.86 7 526,608.00 7 530,659.00
Foreclosure
0 0.00 1 57,555.42 1 100,000.00 2 199,204.75 2 199,204.75 3 244,004.75
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Balance
(
$
)
Bankruptcy

Distribution Date: Oct 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
22.28%
3,020,705.39
3 Month
23.57%
6 Month
29.77%
Life CPR
33.14%
Voluntary Constant Prepayment Rates (CPR)
Current
8.30%
1,046,104.88
3 Month
6.91%
6 Month
4.75%
Life CDR
3.72%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Bankruptcy
Count
Balance ($)
%
7 530,659.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
407685510 69,500.00 69,043.00 10.90% 05/15/2007 300 CA 2
407690954 48,450.00 47,966.29 11.75% 09/15/2007 300 MI 2
408307927 150,000.00 150,000.00 13.53% 07/15/2007 300 CA 2
409015949 29,500.00 29,500.00 11.60% 09/15/2007 300 CA 2
409016082 49,163.00 49,128.94 13.03% 06/15/2007 300 CA 2
409593474 46,000.00 46,000.00 12.63% 05/15/2007 300 CA 2
500737584 140,000.00 139,020.77 10.38% 04/23/2007 180 AZ 1
Total:
7
530,659.00
532,613.00

Distribution Date: Oct 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Foreclosure
Count
Balance ($)
%
3 244,004.75 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
405388916 100,500.00 99,204.75 8.63% 02/01/2007 360 MO 1
409853945 45,000.00 44,800.00 10.78% 05/15/2007 300 FL 2
409853951 100,000.00 100,000.00 13.03% 02/15/2007 300 FL 2
Total:
3
244,004.75
245,500.00

Distribution Date: Oct 25, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
44 6,699,291.58 6,532,027.91 0.00 255,061,394.90
2.56%
97.44%
1
Prepayment 2.56%
Liquidation 0.00%
Beginning Balance 97.44%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
11286515 108,000.00 105,147.54
105,100.01 0.00 0.00 0.00 Voluntary PIF
06/01/2007 47.53 12.375% 0.00 NJ 1
11340254 127,109.38 124,479.59
124,354.79 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
124.80 8.000% 0.00 OH 1
11681763 67,289.27 67,289.27
67,289.27 0.00 0.00 0.00 Repurch MLPA sec 3.01 k
0.00 8.000% 0.00 SC 1
11868577 62,900.00 61,819.17
61,819.17 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
0.00 12.875% 0.00 OH 1
12860706 44,420.00 41,824.88
41,785.19 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
39.69 10.950% 0.00 AR 1
15561814 525,000.00 515,031.98
514,479.72 0.00 0.00 0.00 Voluntary PIF
06/13/2007 552.26 6.225% 0.00 MA 1
15625684 286,954.50 285,377.10
285,173.96 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
203.14 8.000% 0.00 FL 1
15824410 226,100.00 223,877.10
223,710.28 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
166.82 7.990% 0.00 FL 1
15828130 77,400.00 76,072.75
76,015.59 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
57.16
8.400%
0.00 MI 1
15964075 108,000.00 107,551.68
107,508.66 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
43.02 10.950% 0.00 MO 1
15968324 182,000.00 181,327.22
181,262.49 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
64.73 11.490% 0.00 FL 1
15975907 188,000.00 187,427.44
187,377.49 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
49.95 8.550% 0.00 NY 1
18453340 123,500.00 119,381.12
119,314.10 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
67.02 11.875% 0.00 IL 1
19040682 212,500.00 212,318.55
212,281.36 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
37.19 9.800% 0.00 MD 1
30000418 210,000.00 209,179.83
209,084.76 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
95.07 10.250% 0.00 CA 1
30015283 73,000.00 72,779.29
72,753.79 0.00 0.00 0.00 Voluntary PIF
06/13/2007 25.50 11.490% 3,342.51 FL 1
30017727 37,500.00 37,190.52
37,170.94 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
19.58 9.875% 0.00 NC 1
30024566 407,700.00 406,547.02
406,427.37 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
119.65 8.150% 0.00 CA 1
30027429 168,000.00 165,774.31
165,667.89 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
106.42 9.120% 0.00 FL 1
30043798 109,650.00 109,322.19
109,283.93 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
38.26 11.490% 0.00 FL 1
30043814 120,100.00 119,781.78
119,740.27 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
41.51 11.490% 0.00 FL 1
30049712 122,400.00 122,168.89
122,139.04 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
29.85 8.750% 0.00 CO 1
30050702 497,600.00 495,797.07
495,610.71 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
186.36
7.275%
0.00 CA 1
30055263 130,200.00 129,969.98
129,950.81 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
19.17 10.600% 0.00 IN 1

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
30073126 101,150.00 93,663.92
93,663.92 0.00 0.00 0.00 Voluntary PIF
05/31/2007 0.00 8.550% 0.00 PA 1
30086094 56,060.00 55,809.29
55,785.27 0.00 0.00 0.00 Voluntary PIF
05/30/2007 24.02 10.600% 0.00 NY 2
30088181 98,000.00 97,500.96
97,443.42 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
57.54 8.975% 0.00 FL 1
30089304 170,700.00 170,247.64
170,188.63 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
59.01
11.490%
0.00 FL 1
30127526 55,320.85 35,749.67
35,194.38 0.00 0.00 0.00 Voluntary PIF
06/11/2007 555.29 8.740% 0.00 PA 1
30160865 50,356.00 16,892.69
15,763.23 0.00 0.00 0.00 Voluntary PIF
05/31/2007 1,129.46 7.490% 0.00 PA 2
30211759 15,000.00 14,903.75
14,891.10 0.00 0.00 0.00 Voluntary PIF
06/04/2007 12.65 14.000% 0.00 NJ 2
30280598 340,000.00 339,517.04
339,418.49 0.00 0.00 0.00 Voluntary PIF
05/31/2007 98.55 8.075% 5,434.24 VA 1
30281257 180,000.00 179,839.19
179,806.25 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
32.94 9.650% 0.00 CA 1
30326664 120,000.00 119,832.39
119,792.43 0.00 0.00 0.00 Voluntary PIF
06/14/2007 39.96 11.500% 5,513.30 FL 1
30343305 403,000.00 401,752.61
401,609.67 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
142.94 7.450% 0.00 NY 1
30354070 195,750.00 194,470.54
194,366.51 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
104.03 9.625% 0.00 IL 1
3107265 122,772.71 116,518.59
116,372.05 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
146.54 8.500% 0.00 NC 1
5069299 55,000.00 42,950.14
42,706.32 0.00 0.00 0.00 Voluntary PIF
05/31/2007 243.82 7.000% 0.00 MO 1
7428998 71,500.00 66,870.26
66,798.78 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
71.48 9.600% 0.00 KY 1
7493968 71,773.59 65,811.19
65,811.19 0.00 0.00 0.00 Repurch MLPA sec 3.01 k
0.00 11.564% 0.00 OH 1
7795834 54,000.00 51,951.75
51,921.00 0.00 0.00 0.00 Repurch MLPA sec 3.01 k
30.75 12.375% 0.00 KS 1
8094559 193,285.28 182,722.97
182,514.56 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
208.41
9.000%
0.00 KY 1
8108979 59,600.00 46,779.14
46,658.63 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
120.51 6.625% 0.00 PA 1
8349276 70,700.00 66,071.60
66,020.49 0.00 0.00 0.00 Repurch MLPA sec 3.01 kk&ll
51.11 11.500% 0.00 PA 1
Total:
44
6,699,291.58
6,537,291.60
5,263.69
6,532,027.91
0.00
0.00
0.00
14,290.05

Distribution Date: Oct 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #